Fair Value of Financial Instruments (Details) - Schedule of gains on designated derivatives reclassified - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Derivatives designated as cash flow hedging instruments:
Cost of revenues		$ (6)
Sales and marketing		(3)
General and administrative		(1)
Total loss		$ (10)